Notes to the Consolidated Statements of Operations - Payments and the related revenues recognized over-time (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 USD ($)
Notes to the Consolidated Statements of Operations
Upfront and milestones payments included in contract liabilities	€ 174		€ 174
Revenue recognized from upfront and milestones payments	207	€ 8,853	415	€ 16,545
GSK
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	645,000		645,000
Revenue recognized from upfront and milestones payments		7,179		13,333
CRISPR
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	7,626		7,626		$ 8,500
Upfront and milestones payments included in contract liabilities	174		174
Revenue recognized from upfront and milestones payments	€ 207	€ 1,674	€ 415	€ 3,212